Trade receivables, contract assets and other receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables, contract assets and other receivables
Trade receivables	€ 5,254	€ 3,382
Contract assets	764
Allowance for expected credit loss	(503)
Advance payments	307	734
R&D incentive receivable (Australia)	111	155
VAT receivable	614	741
Current tax receivable	811	967
Foreign currency swaps and forwards	4
Other	362	177
Total trade receivables, contract assets and other receivables	€ 7,724	€ 6,156